Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2018	2019
	NIS millions	NIS millions

Trade receivables including long-term amounts	1,522	1,451
Loans and other receivables including long-term amounts	138	293
Investment in debt securities and deposits	362	428
Cash and cash equivalents in banks	1,202	1,006
Derivative financial instrument	6	1
	3,230	3,179

Schedule of Maximum Exposure to Credit Risk of Financial Assets
The maximum exposure to credit risk of financial assets at the reporting date by type of counterparty is:

	December 31,	December 31,
	2018	2019
	NIS millions	NIS millions

Receivables from subscribers	1,318	1,235
Receivables from distributors and other operators	160	156
Investment in government of Israel debt securities	80	92
Investment in institutional debt securities	282	306
Deposits	-	30
Cash and cash equivalents in banks	1,202	1,006
Investments in equity accounted investees	-	145
Other	188	209
	3,230	3,179

Schedule of Aging of Financial Assets
The aging of financial assets at the reporting date was as follows:

	Gross	Impairment	Gross	Impairment
	2018		2019
	NIS millions	NIS millions	NIS millions	NIS millions

Not past due	3,138	28	3,108	35
Past due less than one year	126	35	111	32
Past due more than one year	162	133	146	119
	3,426	196	3,365	186

Schedule of Allowance for Impairment in Respect of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2018	2019
	NIS millions	NIS millions

Balance at January 1	187	196
Effect of initial application of IFRS 9	12	-
Balance as at January 1 after of initial application	199	196
Write-off lost debts	(40)	(39)
Doubtful debt expenses	37	29
Balance at December 31	196	186

Schedule of Maturities of Contractual of Financial Liabilities and Other Non-Contractual Liabilities
The following are the maturities of contractual financial liabilities and other non-contractual liabilities, including estimated interest payments and excluding the impact of netting agreements:

December 31, 2019	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(2,974)	(3,389)	(507)	(466)	(454)	(1,052)	(910)
Long-term loans from financial institutions*	(401)	(435)	(116)	(148)	(93)	(78)	-
Trade and other payables	(884)	(884)	(884)	-	-	-	-
Forward exchange contracts on foreign currencies	(2)	(2)	(2)	-	-	-	-
Forward exchange contracts on CPI	(3)	(3)	(3)	-	-	-	-
Other long-term liabilities	(1)	(1)	-	(1)	-	-	-
Lease liabilities	(759)	(839)	(246)	(183)	(142)	(139)	(129)
	(5,024)	(5,553)	(1,758)	(798)	(689)	(1,269)	(1,039)

*   Including accrued interest

December 31, 2018	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(3,466)	(4,008)	(610)	(506)	(466)	(988)	(1,438)
Long-term loans from financial institutions*	(462)	(503)	(147)	(141)	(135)	(80)	-
Trade and other payables	(815)	(815)	(815)	-	-	-	-
Forward exchange contracts on CPI	(1)	(1)	(1)	-	-	-	-
Other long-term liabilities	(13)	(13)	(13)	-	-	-	-
	(4,757)	(5,340)	(1,586)	(647)	(601)	(1,068)	(1,438)

*   Including accrued interest

Schedule of Group's Exposure to Foreign Currency Risk and CPI
The Group's exposure to foreign currency risk and CPI is as follows:

	December 31, 2018			December 31, 2019
	In or linked			In or linked
	to foreign			to foreign
	currencies	Linked		currencies	Linked
	(mainly USD)	to CPI	Unlinked	(mainly USD)	to CPI	Unlinked
	NIS millions			NIS millions
Current assets
Cash and cash equivalents	13	-	1,189	14	-	992
Current investments, including derivatives	20	171	177	13	186	182
Trade receivables	56	-	1,096	43	-	1,099
Other receivables	-	1	1	-	-	4

Non- current assets
Long-term receivables	-	57	449	-	60	393

Current liabilities
Current maturities of debentures and of loans from financial institutions	-	(328)	(292)	-	(331)	(178)
Trade payables and accrued expenses	(182)	-	(514)	(171)	-	(516)
Other current liabilities, including derivatives	-	(20)	(164)	(2)	(48)	(306)
Current maturities of lease liabilities	-	-	-	(6)	(216)	(4)

Non- current liabilities
Long-term loans from financial institutions	-	-	(334)	-	-	(300)
Debentures	-	(998)	(1,914)	-	(679)	(1,832)
Other non-current liabilities	(12)	-	-	-	-	(20)
Long-term lease liabilities	-	-	-	(15)	(509)	(9)
	(105)	(1,117)	(306)	(124)	(1,537)	(495)

Schedule of Exposure to Linkage and Foreign Currency Risk
The Group's exposure to linkage and foreign currency risk in respect of derivatives is as follows:

	December 31, 2019
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	128	(2)
Forward exchange contracts on CPI	CPI	NIS	360	(3)
Foreign currency put options	NIS	USD	(68)	1

	December 31, 2018
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	203	4
Forward exchange contracts on CPI	CPI	NIS	400	(1)
Foreign currency put options	NIS	USD	(147)	-
Embedded derivative in lease contracts	USD	NIS	15	1

Schedule of Sensitivity Analysis
A change of the CPI as at December 31, 2019 and 2018 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2018.

		Equity	Net income
	Change	NIS millions	NIS millions

December 31, 2019
Increase in the CPI of	2.0%	(15)	(15)
Increase in the CPI of	1.0%	(8)	(8)
Decrease in the CPI of	(1.0)%	8	8
Decrease in the CPI of	(2.0)%	15	15

December 31, 2018
Increase in the CPI of	2.0%	(11)	(11)
Increase in the CPI of	1.0%	(6)	(6)
Decrease in the CPI of	(1.0)%	2	2
Decrease in the CPI of	(2.0)%	1	1

Schedule of Group's Interest-Bearing Financial Instruments
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments, not including derivatives, was:

	Carrying amount
	2018	2019
	NIS millions	NIS millions
Fixed rate instruments
Financial assets	355	656
Financial liabilities	(3,865)	(3,320)
	(3,510)	(2,664)
Variable rate instruments
Financial assets	1,179	995

Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
A change of interest rates at the end of the reporting period would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2019
Fair value sensitivity (net)	(12)	12	(6)	6	(12)	12	(6)	6

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2018
Fair value sensitivity (net)	(10)	10	(5)	5	(10)	10	(5)	5

Schedule of Fair Values of Remaining Financial Liabilities
The fair values of the remaining financial liabilities and their book values as presented in the consolidated statements of financial position are as follows:

	December 31, 2018		December 31, 2019
	Book value	Fair value*	Book value	Fair value*
	NIS millions		NIS millions
Debentures including current maturities and accrued interest	(3,466)	(3,585)	(2,973)	(2,954)
Long-term loans from financial institutions including current maturities and accrued interest	(462)	(479)	(401)	(406)

  * The fair value as of December 31, 2019 includes principal and interest in a total sum of approximately NIS 278 million, paid in January 2020, after the end of the reporting period. The fair value as of December 31, 2018 includes principal and interest in a total sum of approximately NIS 373 million, paid in January 2019.

Schedule of Analyses Financial Instruments Carried at Fair Value
The table below analysis financial instruments carried at fair value, by valuation method, to the different levels.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities, shares and deposits	472	-	-	472
Derivatives	-	1	-	1
Total assets	472	1	-	473

Financial liabilities at fair value through profit or loss
Derivatives	-	(5)	-	(5)
Total liabilities	-	(5)	-	(5

Schedule of Details Regarding Fair Value Measurement at Level 2
The table below analysis financial instruments carried at fair value, by valuation method, to the different levels.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities, shares and deposits	472	-	-	472
Derivatives	-	1	-	1
Total assets	472	1	-	473

Financial liabilities at fair value through profit or loss
Derivatives	-	(5)	-	(5)
Total liabilities	-	(5)	-	(5)

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities and shares	398	-	-	398
Derivatives	-	6	-	6
Total assets	398	6	-	404

Financial liabilities at fair value through profit or loss
Derivatives	-	(1)	-	(1)
Total liabilities	-	(1)	-	(1

Schedule of Carrying Amounts of Recognized Financial Instruments
The following table sets out the carrying amounts of recognized financial instruments that were offset in the consolidated statements of financial position:

	December 31, 2019
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	136	(89)	47

Financial liabilities
Trade payables and accrued expenses	13	(108)	89	(19)

	December 31, 2018
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	160	(125)	35

Financial liabilities
Trade payables and accrued expenses	13	(144)	125	(19)

Share price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
A change in share prices would have increased (decreased) profit or loss and equity by the amounts shown below (after tax):

	December 31, 2019
	Profit or loss	Equity
	NIS millions	NIS millions
Increase of 5%	2	2
Increase of 10%	3	3
Decrease of 5%	(2)	(2)
Decrease of 10%	(3)	(3)